Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 29, 2023	Apr. 30, 2022	May 01, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (“NEOs”) ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ thousands)	Adjusted EBITDA ($ thousands)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)(5)
2023	1,890,783	(134,970)	1,045,680	478,123	194.16	106.29	(101,862)	(7,492)
2022	4,666,106	(2,214,192)	1,788,493	(50,246)	361.93	120.41	(68,857)	(4,792)
2021	4,234,170	15,069,827	1,615,082	3,375,257	225.17	97.55	(139,810)	(65,625)

(1)	Mr. Huseby was the CEO each of Fiscal 2023, 2022 and 2021.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the end of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.

(3)	The non-CEO named executive officers include the following individuals in each year:
2023: Messrs. Donohue, Miller, Nenke, Shar and Henderson
2022: Messrs. Donohue, Miller, Nenke and Shar
2021: Messrs. Donohue, Miller, Henderson, Shar and Malhotra
(4)	Total Stockholder Return is determined based on the value of an initial fixed investment of $100 at May 2, 2020.
(5)	This amount represents the Total Stockholder Return for the peer group referenced above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)	The non-CEO named executive officers include the following individuals in each year:
2023: Messrs. Donohue, Miller, Nenke, Shar and Henderson
2022: Messrs. Donohue, Miller, Nenke and Shar
2021: Messrs. Donohue, Miller, Henderson, Shar and Malhotra

Peer Group Issuers, Footnote [Text Block]
(5)	This amount represents the Total Stockholder Return for the peer group referenced above.

PEO Total Compensation Amount	$ 1,890,783	$ 4,666,106	$ 4,234,170
PEO Actually Paid Compensation Amount	$ (134,970)	(2,214,192)	15,069,827
Adjustment To PEO Compensation, Footnote [Text Block]
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.
Item and Value Added (Deducted)	2023	2022	2021
For CEO:
Summary Compensation Table Total	1,890,783	4,666,106	4,234,170
- Summary Compensation Table “Option Awards” column value	(390,970)	(1,877,394)	(1,625,673)
- Summary Compensation Table “Stock Awards” column value	(360,556)	(1,650,002)	(1,260,976)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	468,285	829,586	11,978,706
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(1,247,961)	(5,703,253)	1,588,914
+ vest date fair value of equity awards granted in the covered year	0	0	0
+/- change in fair value of prior-year equity awards vested in the fiscal year	(494,551)	1,520,765	154,686
Compensation Actually Paid	(134,970)	(2,214,192)	15,069,827
For Non-CEO NEOs (Average):
Summary Compensation Table Total	1,045,680	1,788,493	1,615,082
- Summary Compensation Table “Option Awards” column value	(114,923)	(625,803)	(359,126)
- Summary Compensation Table “Stock Awards” column value	(105,983)	(550,007)	(340,464)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	96,692	276,531	2,253,273
Item and Value Added (Deducted)	2023	2022	2021
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(173,534)	(1,181,555)	227,697
+ vest date fair value of equity awards granted in the covered year	0	0	0
+/- change in fair value of prior year equity awards vested in the fiscal year	(76,849)	242,095	22,768
- fair value of awards granted during prior years forfeited in the fiscal year, determined as of prior year end	(192,960)	0	(43,973)
Compensation Actually Paid	478,123	(50,246)	3,375,257

Non-PEO NEO Average Total Compensation Amount	$ 1,045,680	1,788,493	1,615,082
Non-PEO NEO Average Compensation Actually Paid Amount	$ 478,123	(50,246)	3,375,257
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.
Item and Value Added (Deducted)	2023	2022	2021
For CEO:
Summary Compensation Table Total	1,890,783	4,666,106	4,234,170
- Summary Compensation Table “Option Awards” column value	(390,970)	(1,877,394)	(1,625,673)
- Summary Compensation Table “Stock Awards” column value	(360,556)	(1,650,002)	(1,260,976)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	468,285	829,586	11,978,706
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(1,247,961)	(5,703,253)	1,588,914
+ vest date fair value of equity awards granted in the covered year	0	0	0
+/- change in fair value of prior-year equity awards vested in the fiscal year	(494,551)	1,520,765	154,686
Compensation Actually Paid	(134,970)	(2,214,192)	15,069,827
For Non-CEO NEOs (Average):
Summary Compensation Table Total	1,045,680	1,788,493	1,615,082
- Summary Compensation Table “Option Awards” column value	(114,923)	(625,803)	(359,126)
- Summary Compensation Table “Stock Awards” column value	(105,983)	(550,007)	(340,464)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	96,692	276,531	2,253,273
Item and Value Added (Deducted)	2023	2022	2021
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(173,534)	(1,181,555)	227,697
+ vest date fair value of equity awards granted in the covered year	0	0	0
+/- change in fair value of prior year equity awards vested in the fiscal year	(76,849)	242,095	22,768
- fair value of awards granted during prior years forfeited in the fiscal year, determined as of prior year end	(192,960)	0	(43,973)
Compensation Actually Paid	478,123	(50,246)	3,375,257

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Company Performance
The following graphs address the relationship between compensation “actually paid” as disclosed in the Pay versus Performance Table and TSR, net income and Adjusted EBITDA.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Company Performance
The following graphs address the relationship between compensation “actually paid” as disclosed in the Pay versus Performance Table and TSR, net income and Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Company Performance
The following graphs address the relationship between compensation “actually paid” as disclosed in the Pay versus Performance Table and TSR, net income and Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid and Company Performance
The following graphs address the relationship between compensation “actually paid” as disclosed in the Pay versus Performance Table and TSR, net income and Adjusted EBITDA.

Tabular List [Table Text Block]
2023 Most Important Measures to Determine Compensation Actually Paid
As required by Item 402(v) of Regulation S-K, we have identified the following performance measures as being the most important in linking actual compensation paid to our executives to our performance.
Most Important Performance Measures
TSR
Net Income
Adjusted EBITDA

Total Shareholder Return Amount	$ 194.16	361.93	225.17
Peer Group Total Shareholder Return Amount	106.29	120.41	97.55
Net Income (Loss)	$ (101,862,000)	$ (68,857,000)	$ (139,810,000)
Company Selected Measure Amount	(7,492,000)	(4,792,000)	(65,625,000)
PEO Name	Mr. Huseby	Mr. Huseby	Mr. Huseby
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (390,970)	$ (1,877,394)	$ (1,625,673)
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(360,556)	(1,650,002)	(1,260,976)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	468,285	829,586	11,978,706
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,247,961)	(5,703,253)	1,588,914
PEO [Member] | Vest Date Fair Value of Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(494,551)	1,520,765	154,686
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,923)	(625,803)	(359,126)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(105,983)	(550,007)	(340,464)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	96,692	276,531	2,253,273
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(173,534)	(1,181,555)	227,697
Non-PEO NEO [Member] | Vest Date Fair Value of Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Prior-Year Equity Awards Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(76,849)	242,095	22,768
Non-PEO NEO [Member] | Fair Value of Awards Granted During Prior Years Forfeited in the Fiscal Year, Determined as of Prior Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (192,960)	$ 0	$ (43,973)